Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CALDWELL & ORKIN FUNDS INC
Entity Central Index Key	0000864230
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000031655
Shareholder Report [Line Items]
Fund Name	Gator Capital Long/Short Fund
Trading Symbol	GATRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 467-7903
Additional Information Website	https://funddocs.filepoint.com/gator/
Expenses Paid, Amount	$ 149
Expense Ratio, Percent	2.68%
AssetsNet	$ 68,646,081
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 315,608
InvestmentCompanyPortfolioTurnover	50.00%